Premises and Equipment	12 Months Ended
Dec. 31, 2013
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 5 - PREMISES AND EQUIPMENT

Components of premises and equipment at December 31 are as follows:

	2013	2012
	(In Thousands)
Land and improvements	$2,272	$2,238
Buildings and improvements	9,659	9,494
Furniture and equipment	4,218	3,998
	16,149	15,730
Accumulated depreciation	(9,024)	(8,404)

	$7,125	$7,326

Depreciation expense totaled $594,000,  $570,000 and $531,000 for the years ended December 31, 2013, 2012 and 2011, respectively.

Certain facilities are leased under various operating leases. Rental expense for these leases was $325,000,  $327,000 and $299,000, respectively for the years ended December 31, 2013, 2012 and 2011. Future minimum rental commitments under noncancellable leases as of December 31, 2013 were as follows (in thousands):

2014	$317
2015	312
2016	242
2017	192
2018	192
Thereafter	1,720
$2,975